Prudential Annuities Life Assurance Corporation

XTRA CREDIT EIGHT

Supplement, dated February 23, 2009

To

Prospectus, dated May 1, 2008

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-800-752-6342.

Effective as of the date of this supplement, we will cease our offering of XTra Credit Eight ("XT8"). This action has no effect on any XT8 Annuities purchased prior to the closure date.

In the section of the prospectus entitled "How Are Credits Applied To Account Value Under The XTra Credit Eight Annuity?", we stated that we had filed an application with the SEC that, if granted, will allow us to recapture the XTra Credit amounts (a) if you return the Annuity during the "free look" period or (b) if the XTra Credit amount was granted within 12 months immediately before a death that triggers payment of the Annuity's death benefit or (c) if the XTra Credit amount was granted within 12 months immediately prior to your exercise of the medically-related surrender provision of the Annuity. Although the SEC granted that application, we did not recapture Credits as the SEC order allows. Rather, we recaptured Credits only if the Annuity was returned during the free look period (after adjusting the recaptured amount for charges and any negative investment experience with respect to the Credit). Thus, for XT8 Annuities, we will not recapture Credits in scenarios (b) and (c) above.

Prudential Annuities Life Assurance Corporation

OPTIMUM XTRA

Supplement, dated February 23, 2009

To

Prospectus, dated May 1, 2008

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-800-752-6342.

Effective as of the date of this supplement, we will cease our offering of Optimum XTra. This action has no effect on any Optimum XTra Annuities purchased prior to the closure date.

In the section of the prospectus entitled "How Are Credits Applied To Account Value Under The Optimum XTra Annuity?", we stated that we had filed an application with the SEC that, if granted, will allow us to recapture the XTra Credit amounts (a) if you return the Annuity during the "free look" period or (b) if the XTra Credit amount was granted within 12 months immediately before a death that triggers payment of the Annuity's death benefit or (c) if the XTra Credit amount was granted within 12 months immediately prior to your exercise of the medically-related surrender provision of the Annuity. Although the SEC granted that application, we did not recapture Credits as the SEC order allows. Rather, we recaptured Credits only if the Annuity was returned during the free look period (after adjusting the recaptured amount for charges and any negative investment experience with respect to the Credit). Thus, for Optimum XTra Annuities, we will not recapture Credits in scenarios (b) and (c) above.